Dividends, textual (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) item $ / shares
Series B cumulative redeemable perpetual preferred shares
Class of Stock [Line Items]
Preferred Stock Dividends Per Share Cash Paid Quarterly | $ / shares	$ 0.5
Number Of Quarters Of Dividend Payments | item	4
Dividends paid preferred shares | $	$ 1,316
Series C cumulative redeemable perpetual preferred shares
Class of Stock [Line Items]
Preferred Stock Dividends Per Share Cash Paid Quarterly | $ / shares	$ 0.5
Number Of Quarters Of Dividend Payments | item	4
Dividends paid preferred shares | $	$ 4,600
Series D cumulative redeemable perpetual preferred shares
Class of Stock [Line Items]
Preferred Stock Dividends Per Share Cash Paid Quarterly | $ / shares	$ 0.5
Number Of Quarters Of Dividend Payments | item	4
Dividends paid preferred shares | $	$ 6,400